UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:	811-03363

Exact name of registrant as specified in charter:	Delaware Group® Limited-Term
Government Funds

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2016

Item 1. Reports to Stockholders

Semiannual report

Fixed income mutual fund

Delaware Limited-Term Diversified Income Fund

June 30, 2016

Carefully consider the Fund’s investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Fund’s prospectus and its summary prospectus, which may be obtained by visiting delawareinvestments.com/literature or calling 800 523-1918. Investors should read the prospectus and the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail.

Visit delawareinvestments.com/edelivery.

Experience Delaware Investments

Delaware Investments is committed to the pursuit of consistently superior asset management and unparalleled client service. We believe in our investment processes, which seek to deliver consistent results, and in convenient services that help add value for our clients.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Investments or obtain a prospectus for Delaware Limited-Term Diversified Income Fund at delawareinvestments.com/literature.

Manage your investments online

●	24-hour access to your account information

●	Obtain share prices

●	Check your account balance and recent transactions

●	Request statements or literature

●	Make purchases and redemptions

Delaware Management Holdings, Inc. and its subsidiaries (collectively known by the marketing name of Delaware Investments) are wholly owned subsidiaries of Macquarie Group Limited, a global provider of banking, financial, advisory, investment, and funds management services.

Neither Delaware Investments nor its affiliates referred to in this document are authorized deposit-taking institutions for the purpose of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of Macquarie Bank Limited (MBL), a subsidiary of Macquarie Group Limited and an affiliate of Delaware Investments. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise. The Fund is governed by U.S. laws and regulations.

Unless otherwise noted, views expressed herein are current as of June 30, 2016, and subject to change for events occurring after such date.

The Fund is not FDIC insured and is not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries, including the Fund’s distributor, Delaware Distributors, L.P. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

© 2016 Delaware Management Holdings, Inc.

All third-party marks cited are the property of their respective owners.

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Disclosure of Fund expenses

For the six-month period from January 1, 2016 to June 30, 2016 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from Jan. 1, 2016 to June 30, 2016.

Actual expenses

The first section of the table shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund’s expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

Delaware Limited-Term Diversified Income Fund

Expense analysis of an investment of $1,000

	Beginning Account Value 1/1/16	Ending Account Value 6/30/16	Annualized Expense Ratio	Expenses Paid During Period 1/1/16 to 6/30/16*
Actual Fund return†
Class A	$1,000.00	$1,025.20	0.84%	$4.23
Class C	1,000.00	1,022.10	1.69%	8.50
Class R	1,000.00	1,023.40	1.19%	5.99
Institutional Class	1,000.00	1,026.00	0.69%	3.48
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.69	0.84%	$4.22
Class C	1,000.00	1,016.46	1.69%	8.47
Class R	1,000.00	1,018.95	1.19%	5.97
Institutional Class	1,000.00	1,021.43	0.69%	3.47

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

†	Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

Security type / sector allocation
Delaware Limited-Term Diversified Income Fund	As of June 30, 2016 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different than another fund’s sector designations.

Security type / sector	Percentage of net assets
Agency Asset-Backed Securities	0.02%
Agency Collateralized Mortgage Obligations	7.65%
Agency Commercial Mortgage-Backed Securities	0.34%
Agency Mortgage-Backed Securities	8.32%
Collateralized Debt Obligations	1.26%
Convertible Bond	0.14%
Corporate Bonds	40.14%
Automotive	0.27%
Banking	12.44%
Basic Industry	1.77%
Brokerage	0.28%
Capital Goods	0.20%
Communications	2.58%
Consumer Cyclical	3.21%
Consumer Non-Cyclical	4.11%
Electric	5.63%
Electronics	0.17%
Energy	2.01%
Finance Companies	1.15%
Healthcare	0.18%
Insurance	2.45%
Media	0.05%
Natural Gas	0.85%
Real Estate	0.02%
REITs	0.31%
Services	0.09%
Technology	1.36%
Telecommunications	0.21%
Transportation	0.80%
Municipal Bonds	1.13%
Non-Agency Asset-Backed Securities	36.28%
Non-Agency Collateralized Mortgage Obligations	0.27%
Non-Agency Commercial Mortgage-Backed Securities	0.49%
Regional Bond	0.03%
Senior Secured Loans	0.97%
Sovereign Bonds	0.47%

Security type / sector	Percentage of net assets
U.S. Treasury Obligation	0.01%
Preferred Stock	0.48%
Short-Term Investments	4.26%
Total Value of Securities	102.26%
Liabilities Net of Receivables and Other Assets	(2.26%	)
Total Net Assets	100.00%

Schedule of investments
Delaware Limited-Term Diversified Income Fund	June 30, 2016 (Unaudited)

	Principal amount°	Value (U.S. $)

Agency Asset-Backed Securities – 0.02%

Fannie Mae Grantor Trust
Series 2003-T4 2A5 5.002% 9/26/33 f	187,100	$212,438
Fannie Mae REMIC Trust
Series 2001-W2 AS5 6.473% 10/25/31 f	1,021	1,037
Freddie Mac Structured Pass Through Securities
Series T-30 A5 7.136% 12/25/30 ¿f	4,589	4,916
SLM Student Loan Trust
Series 2004-4 A4 0.768% 1/25/19 ●	1,790	1,782

Total Agency Asset-Backed Securities (cost $193,212)		220,173

Agency Collateralized Mortgage Obligations – 7.65%

Fannie Mae Grantor Trust
Series 2001-T5 A2 6.987% 6/19/41 ●	30,604	34,897
Series 2002-T1 A2 7.00% 11/25/31	73,503	89,699
Fannie Mae Interest Strip
Series 413 167 4.50% 7/25/42 ●∑	1,564,799	287,251
Fannie Mae REMIC Trust
Series 2002-W1 2A 6.233% 2/25/42 ●	85,898	102,119
Fannie Mae REMICs
Series 2002-90 A1 6.50% 6/25/42	923	1,090
Series 2003-52 NA 4.00% 6/25/23	110,050	115,545
Series 2003-78 B 5.00% 8/25/23	44,744	48,519
Series 2003-120 BL 3.50% 12/25/18	218,209	225,286
Series 2004-36 FA 0.853% 5/25/34 ●	329,681	329,914
Series 2004-49 EB 5.00% 7/25/24	33,137	36,257
Series 2005-66 FD 0.753% 7/25/35 ●	1,460,360	1,455,489
Series 2005-110 MB 5.50% 9/25/35	10,954	11,701
Series 2006-105 FB 0.873% 11/25/36 ●	84,488	84,496
Series 2010-29 PA 4.50% 10/25/38	36,296	36,710
Series 2010-41 PN 4.50% 4/25/40	86,000	94,675
Series 2010-75 NA 4.00% 9/25/28	123,767	124,811
Series 2011-88 AB 2.50% 9/25/26	113,639	115,162
Series 2011-105 FP 0.853% 6/25/41 ●	2,468,874	2,463,615
Series 2011-113 MC 4.00% 12/25/40	228,263	237,934
Series 2012-93 LY 2.50% 9/25/42	433,000	421,903
Series 2012-98 MI 3.00% 8/25/31 ∑	32,216,732	3,047,345
Series 2012-122 SD 5.647% 11/25/42 ●∑	3,711,039	857,797
Series 2012-128 NP 2.50% 11/25/42	474,985	461,534
Series 2013-2 LZ 3.00% 2/25/43	89,905	90,497
Series 2013-20 IH 3.00% 3/25/33 ∑	468,975	61,710
Series 2013-28 YB 3.00% 4/25/43	1,550,000	1,623,833
Series 2013-52 ZA 3.00% 6/25/43	213,117	207,202
Series 2013-55 AI 3.00% 6/25/33 ∑	18,938,716	2,312,953

	Principal amount°	Value (U.S. $)

Agency Collateralized Mortgage Obligations (continued)

Fannie Mae REMICs
Series 2013-62 PY 2.50% 6/25/43	431,000	$425,444
Series 2013-94 GQ 3.00% 9/25/43	1,619,672	1,659,565
Series 2013-129 KI 3.00% 8/25/28 ∑	2,506,355	204,522
Series 2014-5 JL 4.00% 2/25/44	78,000	86,906
Series 2014-21 ID 3.50% 6/25/33 ∑	495,565	57,456
Series 2014-85 IB 3.00% 12/25/44 ∑	1,101,065	215,512
Series 2015-31 ZD 3.00% 5/25/45	434,941	438,139
Series 2015-34 OK 0.00% 3/25/44 Ω	1,185,000	1,160,904
Series 2015-82 AI 3.50% 6/25/34 ∑	5,354,564	718,437
Series 2015-85 BI 4.50% 9/25/43 ∑	748,805	143,433
Series 2015-89 EZ 3.00% 12/25/45	623,808	627,522
Freddie Mac REMICs
Series 1730 Z 7.00% 5/15/24	32,497	36,669
Series 2708 ZD 5.50% 11/15/33	190,573	215,305
Series 2901 CA 4.50% 11/15/19	81,431	83,187
Series 2931 GC 5.00% 1/15/34	15,611	15,719
Series 3016 FL 0.832% 8/15/35 ●	49,428	49,515
Series 3027 DE 5.00% 9/15/25	34,632	37,994
Series 3067 FA 0.792% 11/15/35 ●	3,105,033	3,100,039
Series 3232 KF 0.892% 10/15/36 ●	87,103	87,276
Series 3241 FM 0.822% 11/15/36 ●	31,388	31,373
Series 3297 BF 0.682% 4/15/37 ●	985,799	980,724
Series 3316 FB 0.742% 8/15/35 ●	142,598	141,999
Series 3578 EO 0.00% 5/15/37 Ω	511,825	489,140
Series 3737 NA 3.50% 6/15/25	140,464	146,922
Series 3780 LF 0.842% 3/15/29 ●	315,858	316,180
Series 3800 AF 0.942% 2/15/41 ●	1,903,966	1,911,636
Series 3803 TF 0.842% 11/15/28 ●	291,928	292,656
Series 4076 QB 1.75% 11/15/41	707,464	687,845
Series 4109 AI 3.00% 7/15/31 ∑	7,726,358	730,600
Series 4136 EZ 3.00% 11/15/42	200,873	204,231
Series 4142 HA 2.50% 12/15/32	568,580	574,441
Series 4150 PQ 2.50% 1/15/43	149,195	148,209
Series 4163 CW 3.50% 4/15/40	3,389,641	3,526,141
Series 4171 Z 3.00% 2/15/43	529,638	522,231
Series 4210 Z 3.00% 5/15/43	467,211	481,710
Series 4342 CI 3.00% 11/15/33 ∑	1,428,525	145,956
Series 4408 ZG 2.00% 9/15/41	394,712	362,223
Series 4453 DI 3.50% 11/15/33 ∑	7,094,448	814,255
Series 4457 KZ 3.00% 4/15/45	12,196,032	12,434,162
Series 4554 MP 3.00% 2/15/46	2,252,500	2,327,556

Schedule of investments

Delaware Limited-Term Diversified Income Fund

	Principal amount°	Value (U.S. $)

Agency Collateralized Mortgage Obligations (continued)

Freddie Mac Strips
Series 303 151 4.356% 12/15/42 ●∑	521,580	$104,674
Series 303 185 3.491% 1/15/43 ●∑	1,511,818	187,445
Series 326 S2 5.508% 3/15/44 ●∑	90,739	21,080
Freddie Mac Structured Pass Through Securities
Series T-42 A5 7.50% 2/25/42 ¿	37,125	44,823
Series T-54 2A 6.50% 2/25/43 ¿	889	1,081
Series T-58 2A 6.50% 9/25/43 ¿	633,180	754,957
GNMA
Series 2013-26 KD 2.50% 2/16/43	870,000	849,702
Series 2013-79 KE 3.00% 5/20/43	4,250,000	4,478,907
Series 2015-76 MZ 3.00% 5/20/45	6,758,821	7,032,172
Series 2015-106 QZ 2.50% 7/20/45	3,682,342	3,577,987
Series 2015-134 PZ 3.00% 9/20/45	2,223,407	2,260,789
Series 2015-185 PZ 3.00% 12/20/45	3,384,324	3,489,145
Series 2016-49 PZ 3.00% 11/16/45	221,101	214,746
Series 2016-74 PL 3.00% 5/20/46	610,000	618,736
Series 2016-80 JZ 3.00% 6/20/46	650,000	651,625

Total Agency Collateralized Mortgage Obligations (cost $73,487,550)		75,901,547

Agency Commercial Mortgage-Backed Securities – 0.34%

FREMF Mortgage Trust
Series 2011-K15 B 144A 5.116% 8/25/44 #●	95,000	104,862
Series 2012-K708 B 144A 3.883% 2/25/45 #●	675,000	697,446
Series 2013-K35 C 144A 4.077% 8/25/23 #●	150,000	146,502
Series 2013-K712 B 144A 3.484% 5/25/45 #●	775,000	793,020
NCUA Guaranteed Notes Trust
Series 2010-C1 A2 2.90% 10/29/20	67,984	68,014
Series 2011-C1 2A 0.976% 3/9/21 ●	1,544,453	1,541,734

Total Agency Commercial Mortgage-Backed Securities (cost $3,337,170)		3,351,578

Agency Mortgage-Backed Securities – 8.32%

Fannie Mae
10.50% 6/1/30	25,153	25,643
Fannie Mae ARM
2.329% 9/1/38 ●	1,504,363	1,613,275
2.401% 3/1/38 ●	6,295	6,598
2.443% 8/1/34 ●	140,584	147,123
2.486% 12/1/33 ●	97,884	103,947
2.527% 7/1/36 ●	136,738	144,339
2.53% 8/1/36 ●	40,774	42,811
2.549% 11/1/35 ●	408,143	431,159
2.58% 11/1/39 ●	302,697	320,310

	Principal amount°	Value (U.S. $)

Agency Mortgage-Backed Securities (continued)

Fannie Mae ARM
2.592% 6/1/36 ●	155,187	$162,453
2.593% 8/1/35 ●	33,760	35,668
2.594% 7/1/36 ●	108,542	115,806
2.834% 4/1/36 ●	29,644	31,371
2.909% 6/1/34 ●	70,211	73,952
2.928% 4/1/36 ●	449,047	477,755
2.966% 4/1/46 ●	3,649,126	3,812,096
3.449% 1/1/41 ●	218,575	229,055
4.507% 11/1/39 ●	1,314,226	1,387,355
Fannie Mae S.F. 30 yr
4.50% 6/1/38	112,744	123,529
4.50% 8/1/40	137,385	151,325
4.50% 8/1/41	330,300	368,290
4.50% 1/1/42	547,771	605,529
4.50% 8/1/42	380,058	420,094
5.00% 4/1/33	217,112	242,466
5.00% 11/1/33	30,404	33,942
5.00% 3/1/34	5,060	5,648
5.00% 4/1/35	9,473	10,555
5.00% 6/1/35	10,788	12,034
5.00% 7/1/35	17,162	19,154
5.00% 8/1/35	42,496	47,307
5.00% 5/1/36	20,291	22,582
5.00% 7/1/36	13,540	15,114
5.00% 6/1/39	5,239	5,831
5.50% 12/1/32	25,074	28,438
5.50% 6/1/33	181,907	206,213
5.50% 7/1/33	7,136	8,094
5.50% 12/1/33	3,672	4,166
5.50% 1/1/34	11,975	13,790
5.50% 4/1/34	153,629	174,787
5.50% 5/1/34	950,640	1,078,605
5.50% 7/1/34	111,389	126,479
5.50% 9/1/34	345,364	392,204
5.50% 11/1/34	839,406	952,032
5.50% 12/1/34	87,219	99,105
5.50% 1/1/35	15,883	18,040
5.50% 2/1/35	22,215	25,193
5.50% 3/1/35	125,664	142,367
5.50% 7/1/35	10,688	12,086
5.50% 9/1/35	348,553	394,063
5.50% 10/1/35	3,786	4,291

Schedule of investments

Delaware Limited-Term Diversified Income Fund

	Principal amount°	Value (U.S. $)

Agency Mortgage-Backed Securities (continued)

Fannie Mae S.F. 30 yr
5.50% 12/1/35	131,184	$148,864
5.50% 1/1/36	506,095	572,981
5.50% 4/1/36	965,614	1,094,212
5.50% 5/1/36	73,776	83,645
5.50% 7/1/36	1,269,130	1,441,513
5.50% 9/1/36	632,453	717,180
5.50% 11/1/36	811,957	919,155
5.50% 2/1/37	303,135	341,469
5.50% 4/1/37	197,598	224,093
5.50% 8/1/37	978,527	1,109,836
5.50% 1/1/38	2,990,900	3,388,546
5.50% 2/1/38	105,608	119,683
5.50% 9/1/38	5,189	5,882
5.50% 1/1/39	759,713	862,460
5.50% 3/1/40	2,793,048	3,172,259
5.50% 3/1/41	3,123	3,543
5.50% 9/1/41	5,389	6,063
6.00% 3/1/34	3,503	4,066
6.00% 8/1/34	16,152	18,679
6.00% 9/1/34	231	265
6.00% 11/1/34	1,197	1,367
6.00% 4/1/35	198,807	228,889
6.00% 4/1/36	9,537	10,894
6.00% 6/1/36	47,580	54,560
6.00% 9/1/36	156,656	182,661
6.00% 3/1/37	5,469	6,265
6.00% 7/1/37	2,750,460	3,190,573
6.00% 9/1/37	1,661,307	1,902,181
6.00% 3/1/38	5,386	6,262
6.00% 5/1/38	456,512	522,463
6.00% 8/1/38	5,882	6,771
6.00% 9/1/38	4,759	5,441
6.00% 10/1/38	4,513	5,153
6.00% 1/1/39	232,010	265,838
6.00% 10/1/39	2,492,344	2,892,572
6.00% 5/1/41	35,499	40,625
6.00% 7/1/41	7,248,364	8,290,634
6.50% 6/1/29	1,363	1,568
6.50% 1/1/34	1,574	1,922
6.50% 4/1/36	317	365
6.50% 6/1/36	4,959	5,706
6.50% 10/1/36	4,348	5,003

	Principal amount°	Value (U.S. $)

Agency Mortgage-Backed Securities (continued)

Fannie Mae S.F. 30 yr
6.50% 8/1/37	415	$477
7.00% 12/1/34	1,700	1,975
7.00% 12/1/35	1,436	1,648
7.00% 12/1/37	4,569	4,936
7.50% 6/1/31	709	859
7.50% 4/1/32	472	558
7.50% 5/1/33	1,203	1,214
7.50% 6/1/34	581	684
10.00% 2/1/25	40,931	44,315
Fannie Mae S.F. 30 yr TBA
4.50% 8/1/46	24,771,000	27,023,484
Freddie Mac ARM
2.408% 10/1/36 ●	7,063	7,483
2.495% 1/1/44 ●	593,342	615,186
2.57% 2/1/37 ●	5,796	6,117
2.635% 7/1/38 ●	894,367	947,989
2.65% 10/1/37 ●	187,409	197,205
2.769% 6/1/37 ●	366,682	384,367
2.807% 4/1/33 ●	47,395	49,150
2.951% 11/1/44 ●	198,208	205,797
2.97% 2/1/35 ●	84,989	90,038
4.852% 8/1/38 ●	29,170	30,678
Freddie Mac S.F. 30 yr
4.50% 4/1/39	92,659	102,586
4.50% 8/1/44	297,457	327,899
5.50% 4/1/37	6,285	7,032
6.00% 3/1/36	276,771	318,925
6.00% 5/1/37	842,273	966,522
6.00% 1/1/38	66,255	75,628
6.00% 6/1/38	178,470	203,613
6.00% 8/1/38	2,468,823	2,863,852
6.00% 7/1/40	36,617	41,957
7.00% 11/1/33	455	549
7.50% 7/1/32	4,541	5,763
GNMA II S.F. 30 yr
5.50% 5/20/37	221,879	247,521
5.50% 4/20/40	229,482	251,665
6.00% 2/20/39	339,545	386,941
6.00% 4/20/46	352,373	405,838

Total Agency Mortgage-Backed Securities (cost $81,966,944)		82,606,627

Schedule of investments

Delaware Limited-Term Diversified Income Fund

	Principal amount°	Value (U.S. $)

Collateralized Debt Obligations – 1.26%

AMMC CLO
Series 2015-16A AX 144A 1.98% 4/14/27 #●	5,700,000	$5,691,439
CIFC Funding
Series 2011-1AR A1R 144A 1.933% 1/19/23 #●	946,020	944,602
Harbourview CLO VII
Series 7A AX 144A 1.976% 11/18/26 #●	4,166,667	4,160,392
Steele Creek CLO 2016-1
144A 1.917% 6/15/28 #●	1,750,000	1,741,250

Total Collateralized Debt Obligations (cost $12,551,666)		12,537,683

Convertible Bond – 0.14%

Jefferies Group 3.875% exercise price $44.19, maturity date 11/1/29	1,355,000	1,377,019

Total Convertible Bond (cost $1,443,922)		1,377,019

Corporate Bonds – 40.14%

Automotive – 0.27%
Ford Motor Credit 3.336% 3/18/21	1,575,000	1,635,248
Schaeffler Holding Finance 144A PIK 6.25% 11/15/19 #T	1,000,000	1,042,500

		2,677,748

Banking – 12.44%
ANZ New Zealand International 144A 2.60% 9/23/19 #	3,900,000	3,992,356
Banco Nacional de Costa Rica 144A 5.875% 4/25/21 #	450,000	464,827
Bank of America
2.625% 10/19/20	1,090,000	1,108,491
4.45% 3/3/26	4,470,000	4,684,520
Bank of New York Mellon
2.45% 11/27/20	3,340,000	3,438,510
2.50% 4/15/21	2,280,000	2,364,148
Banque Ouest Africaine de Developpement 144A 5.50% 5/6/21 #	200,000	208,500
BB&T 2.05% 5/10/21	3,360,000	3,411,536
BBVA Bancomer 144A 7.25% 4/22/20 #	500,000	553,750
Branch Banking & Trust 3.625% 9/16/25	1,610,000	1,735,263
Citizens Bank
2.45% 12/4/19	5,010,000	5,080,476
2.50% 3/14/19	2,890,000	2,932,994
Commonwealth Bank of Australia 2.40% 11/2/20	4,055,000	4,178,706
Compass Bank 2.75% 9/29/19	7,305,000	7,219,663
Cooperatieve Centrale Raiffeisen-Boerenleenbank
2.25% 1/14/19	5,690,000	5,801,695
Credit Suisse
2.30% 5/28/19	4,890,000	4,957,541

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Banking (continued)
Credit Suisse
3.00% 10/29/21	475,000	$486,899
Export Credit Bank of Turkey 144A 5.375% 2/8/21 #	300,000	314,253
Export-Import Bank of Korea 2.125% 2/11/21	300,000	303,084
Fifth Third Bancorp 2.875% 7/27/20	1,045,000	1,091,670
Fifth Third Bank
2.25% 6/14/21	200,000	203,259
2.30% 3/15/19	510,000	520,235
3.85% 3/15/26	515,000	541,922
HBOS 144A 6.75% 5/21/18 #	2,555,000	2,746,888
HSBC Holdings 6.875% 12/29/49 ●	560,000	558,600
Industrial & Commercial Bank of China 2.635% 5/26/21	250,000	252,449
JPMorgan Chase
2.55% 3/1/21	3,810,000	3,874,919
4.25% 10/1/27	2,060,000	2,184,436
5.30% 12/29/49 ●	1,000,000	998,750
KeyBank
2.35% 3/8/19	955,000	975,832
3.18% 5/22/22	1,335,000	1,369,869
Manufacturers & Traders Trust 2.25% 7/25/19	5,255,000	5,367,762
Morgan Stanley
3.875% 1/27/26	2,005,000	2,132,749
3.95% 4/23/27	6,230,000	6,314,186
PNC Bank
2.30% 6/1/20	4,275,000	4,381,597
2.45% 11/5/20	1,060,000	1,089,787
2.60% 7/21/20	1,040,000	1,077,578
Popular 7.00% 7/1/19	1,000,000	985,000
Santander UK Group Holdings
2.875% 10/16/20	2,530,000	2,515,513
3.125% 1/8/21	560,000	561,949
Skandinaviska Enskilda Banken 144A 2.375% 3/25/19 #	4,580,000	4,668,628
State Street 2.55% 8/18/20	1,075,000	1,116,192
SunTrust Banks
2.35% 11/1/18	3,850,000	3,912,104
2.50% 5/1/19	3,705,000	3,784,632
SVB Financial Group 3.50% 1/29/25	1,235,000	1,233,502
Swedbank 144A 2.375% 2/27/19 #	2,000,000	2,044,154
Toronto-Dominion Bank 2.25% 11/5/19	3,580,000	3,675,497
Turkiye Is Bankasi 144A 5.375% 10/6/21 #	230,000	237,907
U.S. Bank 1.40% 4/26/19	250,000	251,551
UBS Group Funding Jersey 144A 3.00% 4/15/21 #	2,700,000	2,756,916

Schedule of investments

Delaware Limited-Term Diversified Income Fund

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Banking (continued)
US Bancorp 2.35% 1/29/21	1,000,000	$1,032,911
USB Capital IX 3.50% 10/29/49 @●	6,960,000	5,698,500

		123,394,656

Basic Industry – 1.77%
ArcelorMittal
6.50% 3/1/21	375,000	387,187
10.85% 6/1/19	500,000	591,250
Ball 4.375% 12/15/20	500,000	526,875
Builders FirstSource 144A 7.625% 6/1/21 #	950,000	997,500
Cemex 144A 7.25% 1/15/21 #	1,000,000	1,057,700
Georgia-Pacific
144A 2.539% 11/15/19 #	1,000,000	1,024,904
144A 5.40% 11/1/20 #	5,750,000	6,518,873
Gerdau Holdings 144A 7.00% 1/20/20 #	200,000	204,000
HD Supply 7.50% 7/15/20	500,000	524,950
INVISTA Finance 144A 4.25% 10/15/19 #	1,330,000	1,303,400
MMC Finance 4.375% 4/30/18	500,000	515,000
PPG Industries 2.30% 11/15/19	940,000	948,293
Southern Copper 5.375% 4/16/20	375,000	407,698
Suzano Trading 144A 5.875% 1/23/21 #	200,000	209,250
Vale Overseas 5.875% 6/10/21	260,000	260,975
WestRock
3.50% 3/1/20	1,010,000	1,043,535
4.45% 3/1/19	945,000	999,221

		17,520,611

Brokerage – 0.28%
Jefferies Group 5.125% 1/20/23	2,285,000	2,403,747
Lazard Group 6.85% 6/15/17	316,000	330,535

		2,734,282

Capital Goods – 0.20%
Fortune Brands Home & Security 3.00% 6/15/20	630,000	651,382
Reynolds Group Issuer 8.25% 2/15/21	1,000,000	1,046,300
Union Andina de Cementos 144A 5.875% 10/30/21 #	244,000	247,904

		1,945,586

Communications – 2.58%
21st Century Fox America 4.50% 2/15/21	1,340,000	1,497,687
American Tower 4.40% 2/15/26	445,000	484,069
AT&T
2.80% 2/17/21	70,000	71,899
3.60% 2/17/23	830,000	867,083
4.125% 2/17/26	1,195,000	1,286,216
Cablevision 144A 6.50% 6/15/21 #	195,000	199,387

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Communications (continued)
CC Holdings GS V 3.849% 4/15/23	1,165,000	$1,244,524
Columbus International 144A 7.375% 3/30/21 #	500,000	529,875
Crown Castle Towers 144A 3.663% 5/15/25 #	635,000	656,634
CSC Holdings 6.75% 11/15/21	750,000	766,875
Digicel Group 144A 8.25% 9/30/20 #	500,000	420,000
Dish DBS 6.75% 6/1/21	500,000	519,375
Frontier Communications 8.875% 9/15/20	1,000,000	1,071,250
GTH Finance 144A 6.25% 4/26/20 #	500,000	519,757
GTP Acquisition Partners I 144A 2.35% 6/15/20 #	520,000	519,537
JD.com 3.125% 4/29/21	400,000	393,193
Millicom International Cellular 144A 6.625% 10/15/21 #	300,000	309,135
Myriad International Holdings 144A 6.375% 7/28/17 #	300,000	312,325
Omnicom Group 3.60% 4/15/26	190,000	200,518
SBA Tower Trust 144A 2.24% 4/16/18 #	1,995,000	2,001,394
Sky 144A 3.75% 9/16/24 #	2,045,000	2,128,387
Sprint Communications 144A 9.00% 11/15/18 #	750,000	801,563
Verizon Communications
4.50% 9/15/20	3,165,000	3,516,397
5.15% 9/15/23	4,530,000	5,283,833

		25,600,913

Consumer Cyclical – 3.21%
Beacon Roofing Supply 6.375% 10/1/23	500,000	526,250
BMW U.S. Capital 144A 2.00% 4/11/21 #	1,465,000	1,485,009
CVS Health
2.125% 6/1/21	1,135,000	1,150,269
2.80% 7/20/20	440,000	458,588
3.875% 7/20/25	655,000	721,838
Daimler Finance North America 144A 2.70% 8/3/20 #	4,480,000	4,649,528
Ford Motor Credit 3.096% 5/4/23	980,000	995,212
General Motors Financial
3.15% 1/15/20	1,135,000	1,149,899
3.45% 4/10/22	1,070,000	1,070,631
3.70% 5/9/23	330,000	332,202
4.375% 9/25/21	260,000	274,685
Hyundai Capital America
144A 2.55% 2/6/19 #	1,000,000	1,017,141
144A 3.00% 3/18/21 #	545,000	565,150
JC Penney Corp 5.65% 6/1/20	750,000	708,750
Landry’s 144A 9.375% 5/1/20 #	1,000,000	1,051,250
MGM Resorts International 6.75% 10/1/20	750,000	823,125
Mohegan Tribal Gaming Authority 9.75% 9/1/21	750,000	802,500
Starbucks 2.10% 2/4/21	2,110,000	2,170,099

Schedule of investments

Delaware Limited-Term Diversified Income Fund

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Consumer Cyclical (continued)
Target 2.30% 6/26/19	1,280,000	$1,323,713
Toyota Motor Credit 2.125% 7/18/19	7,375,000	7,575,571
Walgreens Boots Alliance 2.60% 6/1/21	2,905,000	2,962,536

		31,813,946

Consumer Non-Cyclical – 4.11%
AbbVie 2.30% 5/14/21	3,805,000	3,855,584
Aetna 2.40% 6/15/21	2,835,000	2,895,808
Anheuser-Busch InBev Finance
2.65% 2/1/21	3,360,000	3,488,053
3.65% 2/1/26	80,000	85,870
Becton Dickinson 2.675% 12/15/19	4,270,000	4,395,440
Cencosud 144A 5.50% 1/20/21 #	500,000	539,453
DP World 144A 3.25% 5/18/20 #	500,000	510,000
FAGE Dairy Industry 144A 9.875% 2/1/20 #	500,000	521,560
JBS Investments 144A 7.75% 10/28/20 #	300,000	318,000
Merck 1.85% 2/10/20	5,920,000	6,046,984
Molson Coors Brewing 2.10% 7/15/21	1,670,000	1,677,032
Mylan 144A 3.15% 6/15/21 #	2,255,000	2,289,919
Pernod Ricard 144A 4.45% 1/15/22 #	1,795,000	1,980,176
Perrigo Finance Unlimited 3.50% 12/15/21	885,000	911,877
Reynolds American
4.00% 6/12/22	3,635,000	3,955,716
4.45% 6/12/25	55,000	61,709
St. Jude Medical 2.80% 9/15/20	1,175,000	1,212,463
Sysco 2.50% 7/15/21	1,660,000	1,698,266
Thermo Fisher Scientific 3.00% 4/15/23	2,130,000	2,177,708
Zimmer Holdings 2.70% 4/1/20	2,085,000	2,112,140

		40,733,758

Electric – 5.63%
AES Gener 144A 5.25% 8/15/21 #	420,000	447,943
Ameren 2.70% 11/15/20	3,665,000	3,778,373
Arizona Public Service 2.20% 1/15/20	4,195,000	4,299,141
Berkshire Hathaway Energy 2.00% 11/15/18	5,510,000	5,604,276
CenterPoint Energy 5.95% 2/1/17	2,365,000	2,424,023
CMS Energy 6.25% 2/1/20	1,345,000	1,549,596
DTE Energy
2.40% 12/1/19	1,725,000	1,762,736
3.30% 6/15/22	1,050,000	1,108,083
Dynegy 6.75% 11/1/19	500,000	503,125
Electricite de France 144A 5.25% 12/29/49 #●	280,000	269,822
Entergy 4.00% 7/15/22	3,175,000	3,411,509
Exelon 2.85% 6/15/20	2,000,000	2,065,018

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Electric (continued)
IPALCO Enterprises 3.45% 7/15/20	710,000	$724,200
Majapahit Holding 144A 8.00% 8/7/19 #	500,000	572,500
National Rural Utilities Cooperative Finance 2.15% 2/1/19	6,030,000	6,163,227
NextEra Energy Capital Holdings 2.70% 9/15/19	2,980,000	3,076,069
NV Energy 6.25% 11/15/20	2,460,000	2,915,272
PPL Capital Funding 1.90% 6/1/18	3,810,000	3,825,248
Public Service Electric & Gas 1.90% 3/15/21	2,105,000	2,142,421
Southern 2.35% 7/1/21	3,360,000	3,430,671
WEC Energy Group 2.45% 6/15/20	2,075,000	2,130,127
Xcel Energy 2.40% 3/15/21	3,590,000	3,694,720

		55,898,100

Electronics – 0.17%
FLIR Systems 3.125% 6/15/21	460,000	472,843
Fortive 144A 2.35% 6/15/21 #	1,150,000	1,168,205

		1,641,048

Energy – 2.01%
Antero Resources 6.00% 12/1/20	500,000	507,920
Chevron 2.10% 5/16/21	2,495,000	2,544,354
Cia Brasileira de Aluminio 144A 6.75% 4/5/21 #	250,000	260,000
CNOOC Finance 2015 Australia 2.625% 5/5/20	500,000	505,525
Dominion Gas Holdings 2.50% 12/15/19	2,020,000	2,067,773
EnLink Midstream Partners 2.70% 4/1/19	500,000	486,279
Freeport-McMoran Oil & Gas 6.50% 11/15/20	500,000	503,560
KazMunayGas National 144A 6.375% 4/9/21 #	500,000	548,750
Pertamina Persero 144A 5.25% 5/23/21 #	325,000	349,211
Petrobras Global Finance
4.875% 3/17/20	425,000	399,500
8.375% 5/23/21	80,000	82,760
Petroleos Mexicanos 3.50% 7/18/18	500,000	504,500
Petronas Global Sukuk 144A 2.707% 3/18/20 #	500,000	506,551
Regency Energy Partners 5.875% 3/1/22	1,040,000	1,113,717
Targa Resources Partners 6.875% 2/1/21	500,000	511,250
Waste Management 2.40% 5/15/23	540,000	548,635
Williams Partners 7.25% 2/1/17	5,195,000	5,351,146
Woodside Finance 144A 8.75% 3/1/19 #	2,235,000	2,576,318
YPF
144A 8.875% 12/19/18 #	430,000	464,400
144A 31.354% 7/7/20 #●	110,000	110,000

		19,942,149

Finance Companies – 1.15%
AerCap Ireland Capital
3.95% 2/1/22	365,000	365,913

Schedule of investments

Delaware Limited-Term Diversified Income Fund

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Finance Companies (continued)
AerCap Ireland Capital
4.25% 7/1/20	500,000	$510,000
4.625% 10/30/20	500,000	520,250
Ally Financial 4.125% 3/30/20	500,000	502,500
Aviation Capital Group 144A 2.875% 9/17/18 #	1,610,000	1,595,913
Corporacion Financiera de Desarrollo 144A 3.25% 7/15/19 #	500,000	513,750
General Electric
1.013% 5/5/26 ●	280,000	263,231
144A 3.80% 6/18/19 #	2,235,000	2,401,827
General Electric Capital
5.55% 5/4/20	2,175,000	2,509,184
6.00% 8/7/19	1,445,000	1,655,990
Gruposura Finance 144A 5.70% 5/18/21 #	500,000	538,000

		11,376,558

Healthcare – 0.18%
Community Health Systems 8.00% 11/15/19	125,000	122,969
IASIS Healthcare 8.375% 5/15/19	250,000	241,406
Kinetic Concepts 10.50% 11/1/18	500,000	500,000
Mallinckrodt International Finance 144A 4.875% 4/15/20 #	500,000	485,000
Valeant Pharmaceuticals International 144A 6.75% 8/15/18 #	500,000	486,250

		1,835,625

Insurance – 2.45%
ACE INA Holdings 2.30% 11/3/20	3,540,000	3,641,810
American International Group 2.30% 7/16/19	3,700,000	3,767,551
Metropolitan Life Global Funding I 144A 1.875% 6/22/18 #	5,265,000	5,318,729
Pricoa Global Funding I
144A 1.60% 5/29/18 #	1,050,000	1,056,855
144A 2.20% 5/16/19 #	3,855,000	3,948,195
Principal Life Global Funding II 144A 3.00% 4/18/26 #	815,000	832,298
Prudential Financial 5.625% 6/15/43 ●	1,200,000	1,252,884
TIAA Asset Management Finance
144A 2.95% 11/1/19 #	975,000	999,635
144A 4.125% 11/1/24 #	460,000	484,080
UnitedHealth Group 2.70% 7/15/20	2,900,000	3,022,133

		24,324,170

Media – 0.05%
WideOpenWest Finance 10.25% 7/15/19	500,000	520,000

		520,000

Natural Gas – 0.85%
CenterPoint Energy Resources 4.50% 1/15/21	2,700,000	2,932,632

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Natural Gas (continued)
Sempra Energy 2.30% 4/1/17	5,490,000	$5,536,451

		8,469,083

Real Estate – 0.02%
WEA Finance 144A 3.75% 9/17/24 #	200,000	208,860

		208,860

REITs – 0.31%
American Tower 3.30% 2/15/21	470,000	490,820
Crown Castle International 5.25% 1/15/23	805,000	906,277
Host Hotels & Resorts 3.75% 10/15/23	505,000	509,464
Iron Mountain 144A 4.375% 6/1/21 #	1,000,000	1,010,000
Kimco Realty 3.40% 11/1/22	195,000	204,682

		3,121,243

Services – 0.09%
BlueLine Rental Finance 144A 7.00% 2/1/19 #	455,000	393,575
Hertz 6.75% 4/15/19	500,000	510,539

		904,114

Technology – 1.36%
Amphenol 3.125% 9/15/21	5,975,000	6,183,713
Diamond 1 Finance 144A 3.48% 6/1/19 #	1,000,000	1,025,115
National Semiconductor 6.60% 6/15/17	3,325,000	3,501,288
Oracle
1.90% 9/15/21	325,000	326,431
2.40% 9/15/23	2,490,000	2,501,275

		13,537,822

Telecommunications – 0.21%
CenturyLink 5.625% 4/1/20	750,000	780,937
Digicel 144A 6.00% 4/15/21 #	1,000,000	862,200
Sprint Communications 144A 7.00% 3/1/20 #	450,000	473,395

		2,116,532

Transportation – 0.80%
Norfolk Southern 2.90% 6/15/26	945,000	974,387
Penske Truck Leasing 144A 3.375% 2/1/22 #	2,000,000	2,042,094
Ryder System 3.45% 11/15/21	1,895,000	1,983,942
United Airlines 2015-1 Class AA Pass-Through Trust 3.45% 12/1/27 ¿	360,000	375,750
United Parcel Service 5.125% 4/1/19	2,340,000	2,592,198

		7,968,371

Total Corporate Bonds (cost $389,115,593)		398,285,175

Schedule of investments

Delaware Limited-Term Diversified Income Fund

	Principal amount°	Value (U.S. $)

Municipal Bonds – 1.13%

Baltimore, Maryland
5.00% 2/1/26	2,030,000	$2,690,156
New York City, New York
Series C 5.00% 8/1/26	1,075,000	1,397,231
Series C 5.00% 8/1/27	595,000	767,348
University of California
0.967% 7/1/41 ●	6,385,000	6,385,447

Total Municipal Bonds (cost $11,071,895)		11,240,182

Non-Agency Asset-Backed Securities – 36.28%

Ally Master Owner Trust
Series 2012-5 A 1.54% 9/15/19	3,855,000	3,867,107
Series 2014-4 A2 1.43% 6/17/19	1,510,000	1,513,556
American Express Credit Account Master Trust
Series 2012-1 A 0.712% 1/15/20 ●	3,900,000	3,902,282
Series 2013-1 A 0.862% 2/16/21 ●	7,135,000	7,151,363
Series 2013-2 A 0.862% 5/17/21 ●	2,474,000	2,475,799
Series 2014-1 A 0.812% 12/15/21 ●	2,100,000	2,100,000
ARI Fleet Lease Trust
Series 2015-A A2 144A 1.11% 11/15/18 #	210,996	210,995
Avis Budget Rental Car Funding AESOP
Series 2013-2A A 144A 2.97% 2/20/20 #	6,500,000	6,664,694
Bank of America Credit Card Trust
Series 2007-A4 A4 0.482% 11/15/19 ●	10,495,000	10,478,731
Series 2014-A2 A 0.712% 9/16/19 ●	5,500,000	5,505,227
Series 2014-A3 A 0.732% 1/15/20 ●	7,765,000	7,776,560
Series 2015-A1 A 0.772% 6/15/20 ●	748,000	748,863
Barclays Dryrock Issuance Trust
Series 2014-2 A 0.782% 3/16/20 ●	2,500,000	2,499,581
Cabela’s Credit Card Master Note Trust
Series 2014-2 A 0.892% 7/15/22 ●	6,000,000	5,943,042
Series 2015-1A A1 2.26% 3/15/23	500,000	512,502
Capital One Multi-Asset Execution Trust
Series 2007-A1 A1 0.492% 11/15/19 ●	14,085,000	14,075,738
Series 2007-A2 A2 0.522% 12/16/19 ●	5,650,000	5,645,103
Series 2007-A5 A5 0.482% 7/15/20 ●	200,000	199,370
Series 2014-A3 A3 0.822% 1/18/22 ●	2,000,000	1,998,915
Series 2014-A5 A5 1.48% 7/15/20	2,000,000	2,013,031
Series 2016-A1 A1 0.90% 2/15/22 ●	1,280,000	1,282,209
Chase Issuance Trust
Series 2007-B1 B1 0.692% 4/15/19 ●	2,100,000	2,094,521
Series 2012-A10 A10 0.702% 12/16/19 ●	12,750,000	12,749,999
Series 2013-A3 A3 0.722% 4/15/20 ●	3,670,000	3,664,699

	Principal amount°	Value (U.S. $)

Non-Agency Asset-Backed Securities (continued)

Chase Issuance Trust
Series 2013-A6 A6 0.862% 7/15/20 ●	4,000,000	$4,003,384
Series 2013-A9 A 0.862% 11/16/20 ●	8,900,000	8,902,249
Series 2014-A5 A5 0.812% 4/15/21 ●	8,400,000	8,388,544
Series 2014-A7 A7 1.38% 11/15/19	5,500,000	5,528,535
Series 2015-A6 A6 0.692% 5/15/19 ●	11,270,000	11,274,977
Series 2016-A1 A 0.852% 5/17/21 ●	695,000	695,200
Series 2016-A3 A3 0.55% 6/15/23 ●	4,500,000	4,502,825
Chesapeake Funding
Series 2012-2A A 144A 0.92% 5/7/24 #●	77,490	77,474
Series 2014-1A A 144A 0.885% 3/7/26 #●	7,316,072	7,288,527
CIT Equipment Collateral
Series 2014-VT1 A2 144A 0.86% 5/22/17 #	147,607	147,461
Citibank Credit Card Issuance Trust
Series 2013-A4 A4 0.872% 7/24/20 ●	800,000	798,680
Series 2013-A7 A7 0.875% 9/10/20 ●	8,100,000	8,125,402
Series 2014-A9 A9 0.701% 11/23/18 ●	585,000	585,142
CNH Equipment Trust
Series 2016-B A2B 1.05% 10/15/19 ●	620,000	619,217
Discover Card Execution Note Trust
Series 2012-A4 A4 0.812% 11/15/19 ●	500,000	500,715
Series 2013-A1 A1 0.742% 8/17/20 ●	3,300,000	3,303,703
Series 2013-A6 A6 0.892% 4/15/21 ●	2,405,000	2,409,473
Series 2014-A1 A1 0.872% 7/15/21 ●	8,365,000	8,384,220
Series 2015-A1 A1 0.792% 8/17/20 ●	7,350,000	7,364,792
Series 2015-A3 A 1.45% 3/15/21	890,000	899,268
Enterprise Fleet Financing
Series 2014-1 A2 144A 0.87% 9/20/19 #	695,013	694,189
FirstKey Lending Trust
Series 2015-SFR1 A 144A 2.553% 3/9/47 #	486,600	489,903
Ford Credit Auto Lease Trust
Series 2015-A A3 1.13% 6/15/18	725,000	725,743
Ford Credit Auto Owner Trust
Series 2016-A A2B 0.842% 12/15/18 ●	1,600,000	1,602,134
Series 2016-B A2B 0.752% 3/15/19 ●	700,000	700,720
Ford Credit Floorplan Master Owner Trust A
Series 2014-1 A1 1.20% 2/15/19	4,100,000	4,110,459
Series 2014-1 A2 0.842% 2/15/19 ●	6,524,000	6,521,278
Series 2014-2 A 0.942% 2/15/21 ●	6,612,000	6,565,537
Series 2014-4 A2 0.792% 8/15/19 ●	7,650,000	7,617,917
Series 2015-2 A2 1.012% 1/15/22 ●	10,000,000	9,972,035
GE Dealer Floorplan Master Note Trust
Series 2012-2 A 1.198% 4/22/19 ●	19,865,000	19,912,350
Series 2014-2 A 0.898% 10/20/19 ●	8,575,000	8,563,041

Schedule of investments

Delaware Limited-Term Diversified Income Fund

	Principal amount°	Value (U.S. $)

Non-Agency Asset-Backed Securities (continued)

GE Dealer Floorplan Master Note Trust
Series 2015-1 A 0.938% 1/20/20 ●	4,810,000	$4,794,888
Golden Credit Card Trust
Series 2014-2A A 144A 0.892% 3/15/21 #●	535,000	531,879
Series 2015-1A A 144A 0.882% 2/15/20 #●	7,750,000	7,732,355
GreatAmerica Leasing Receivables
Series 2014-1 A3 144A 0.89% 7/15/17 #	1,216,541	1,215,841
Hertz Fleet Lease Funding
Series 2014-1 A 144A 0.845% 4/10/28 #●	3,703,772	3,693,883
HOA Funding
Series 2014-1A A2 144A 4.846% 8/20/44 #	255,725	226,265
Honda Auto Receivables Owner Trust
Series 2015-3 A3 1.27% 4/18/19	6,000,000	6,025,273
Hyundai Auto Lease Securitization Trust
Series 2014-A A4 144A 1.01% 9/15/17 #	1,310,000	1,309,944
Series 2015-A A3 144A 1.42% 9/17/18 #	6,200,000	6,215,539
Hyundai Auto Receivables Trust
Series 2015-C A2B 0.812% 11/15/18 ●	1,003,872	1,004,581
Series 2016-A A2B 0.812% 6/17/19 ●	3,000,000	3,003,582
Mercedes-Benz Auto Lease Trust
Series 2015-B A2B 0.962% 1/16/18 ●	6,275,605	6,280,429
Series 2016-A A2B 1.002% 7/16/18 ●	505,000	504,812
Mercedes-Benz Master Owner Trust
Series 2015-AA A 144A 0.762% 4/15/19 #●	4,000,000	4,000,000
Series 2015-BA A 144A 0.822% 4/15/20 #●	1,000,000	995,211
Navistar Financial Dealer Note Master Owner Trust II
Series 2014-1 A 144A 1.203% 10/25/19 #●	9,000,000	8,971,461
NextGear Floorplan Master Owner Trust
Series 2014-1A A 144A 1.92% 10/15/19 #	1,015,000	1,010,713
Nissan Auto Lease Trust
Series 2014-B A3 1.12% 9/15/17	10,025,000	10,034,292
Series 2015-B A2B 0.972% 12/15/17 ●	689,194	690,170
Series 2016-A A2B 0.822% 8/15/18 ●	490,000	490,735
Nissan Auto Receivables Owner Trust
Series 2013-C A3 0.67% 8/15/18	926,798	925,741
Series 2015-C A2B 0.792% 11/15/18 ●	481,874	481,875
Series 2016-B A2B 0.742% 4/15/19 ●	2,000,000	2,001,896
Penarth Master Issuer
Series 2015-1A A1 144A 0.848% 3/18/19 #●	385,000	383,573
Series 2015-2A A1 144A 0.848% 5/18/19 #●	3,800,000	3,784,051
PFS Financing
Series 2014-AA A 144A 1.042% 2/15/19 #●	8,000,000	7,974,148
Series 2015-AA A 144A 1.062% 4/15/20 #●	2,000,000	1,980,647

	Principal amount°	Value (U.S. $)

Non-Agency Asset-Backed Securities (continued)

Porsche Innovative Lease Owner Trust
Series 2015-1 A3 144A 1.19% 7/23/18 #	755,000	$755,793
Synchrony Credit Card Master Note Trust
Series 2012-6 A 1.36% 8/17/20	870,000	872,203
Series 2015-2 A 1.60% 4/15/21	640,000	642,592
Toyota Auto Receivables Trust
Series 2016-B A2B 0.692% 10/15/18 ●	500,000	500,222
Trade MAPS 1
Series 2013-1A A 144A 1.145% 12/10/18 #●	9,970,000	9,930,039
Volkswagen Auto Lease Trust
Series 2015-A A3 1.25% 12/20/17	790,000	789,999
Volkswagen Credit Auto Master Trust
Series 2014-1A A2 144A 1.40% 7/22/19 #	2,210,000	2,196,772
Wheels
Series 2014-1A A2 144A 0.84% 3/20/23 #	1,018,250	1,016,332
World Financial Network Credit Card Master Trust
Series 2015-A A 0.922% 2/15/22 ●	685,000	684,161

Total Non-Agency Asset-Backed Securities (cost $359,646,762)		360,000,878

Non-Agency Collateralized Mortgage Obligations – 0.27%

American Home Mortgage Investment Trust
Series 2005-2 5A1 5.064% 9/25/35 f	34,115	33,954
Bank of America Alternative Loan Trust
Series 2005-6 7A1 5.50% 7/25/20	32,874	32,166
GSMPS Mortgage Loan Trust
Series 1998-2 A 144A 7.75% 5/19/27 #●	63,464	66,044
JPMorgan Mortgage Trust
Series 2014-IVR6 2A4 144A 2.50% 7/25/44 #●	455,000	459,369
Sequoia Mortgage Trust
Series 2014-2 A4 144A 3.50% 7/25/44 #●	526,700	541,514
Towd Point Mortgage Trust
Series 2015-5 A1B 144A 2.75% 5/25/55 #●	705,041	713,793
Series 2015-6 A1B 144A 2.75% 4/25/55 #●	741,995	751,705
Wells Fargo Mortgage-Backed Securities Trust
Series 2006-AR5 2A1 3.156% 4/25/36 ●	139,609	130,470

Total Non-Agency Collateralized Mortgage Obligations (cost $2,642,532)		2,729,015

Non-Agency Commercial Mortgage-Backed Securities – 0.49%

Bear Stearns Commercial Mortgage Securities Trust
Series 2007-PW16 A1A 5.91% 6/11/40 ●	1,725,754	1,781,716
Citigroup Commercial Mortgage Trust
Series 2007-C6 AM 5.901% 12/10/49 ●	535,000	536,906

Schedule of investments

Delaware Limited-Term Diversified Income Fund

	Principal amount°	Value (U.S. $)

Non-Agency Commercial Mortgage-Backed Securities (continued)

DB-UBS Mortgage Trust
Series 2011-LC1A A3 144A 5.002% 11/10/46 #	1,285,000	$1,439,491
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2006-LDP8 AM 5.44% 5/15/45	1,065,000	1,065,509

Total Non-Agency Commercial Mortgage-Backed Securities (cost $4,988,129)		4,823,622

Regional Bond – 0.03%Δ

Argentina – 0.03%
Provincia de Buenos Aires 144A 5.75% 6/15/19 #	290,000	294,119

Total Regional Bond (cost $290,000)		294,119

Senior Secured Loans – 0.97%«

Air Medical Group Holdings Tranche B 1st Lien 4.25% 4/28/22	249,370	244,321
Applied Systems 2nd Lien 7.50% 1/23/22 @	200,000	199,333
Avago Technologies Cayman Finance Tranche B 1st Lien 4.25% 2/1/23	498,750	499,339
BJ’s Wholesale Club 2nd Lien 8.50% 3/31/20	199,047	193,905
Blue Ribbon 1st Lien 5.00% 11/13/21	997,500	997,500
Charter Communications Operating Tranche H 1st Lien 3.25% 8/24/21	498,750	497,698
FCA US Tranche B 1st Lien 3.25% 12/31/18	292,204	292,570
First Data Tranche B 1st Lien 4.452% 3/24/21	807,283	805,971
FMG Resources August 2006 Pty 1st Lien 4.25% 6/30/19	528,516	507,045
Hilton Worldwide Finance Tranche B2 1st Lien 3.50% 10/25/20	500,000	500,937
Ineos U.S. Finance Tranche B 3.75% 5/4/18	497,441	493,897
JC Penney 1st Lien 5.25% 5/22/18	496,395	496,654
Marina District Tranche B 1st Lien 6.50% 8/15/18	226,722	227,100
Microsemi Tranche B 1st Lien 5.25% 1/15/23	162,353	162,268
MPH Acquisition Holdings 5.00% 5/25/23	250,000	251,027
NBTY Tranche B 1st Lien 5.00% 5/5/23	200,000	199,188
PQ 1st Lien 5.75% 11/4/22	200,000	200,458
Prime Security Services Borrower 1st Lien 4.75% 5/2/22	250,000	251,406
Prime Security Services Borrower 2nd Lien 9.75% 7/1/22	250,000	252,917
Republic of Angola (Unsecured) 7.045% 12/16/23 @	478,125	435,094
Rite Aid 2nd Lien 5.75% 8/21/20	500,000	501,459
Stardust Finance Holdings Tranche B 1st Lien 6.50% 3/13/22 @	1,000,000	977,500
USI Tranche B 1st Lien 4.25% 12/27/19	398,974	395,633

Total Senior Secured Loans (cost $9,629,283)		9,583,220

	Principal amount°	Value (U.S. $)

Sovereign Bonds – 0.47%Δ

Argentina – 0.02%
Argentine Republic Government International Bond 144A 6.25% 4/22/19 #	180,000	$188,100

		188,100

Brazil – 0.03%
Brazilian Government International Bond 4.875% 1/22/21	255,000	269,280

		269,280

Croatia – 0.06%
Croatia Government International Bond 144A 6.375% 3/24/21 #	500,000	546,637

		546,637

Dominican Republic – 0.03%
Dominican Republic International Bond 144A 7.50% 5/6/21 #	300,000	334,050

		334,050

Hungary – 0.06%
Hungary Government International Bond 6.375% 3/29/21	500,000	569,905

		569,905

Indonesia – 0.03%
Perusahaan Penerbit Indonesia III 144A 6.125% 3/15/19 #	300,000	330,000

		330,000

Mongolia – 0.03%
Mongolia Government International Bond 144A 10.875% 4/6/21 #	300,000	316,400

		316,400

Qatar – 0.06%
Qatar Government International Bond 144A 2.375% 6/2/21 #	565,000	572,272

		572,272

Serbia – 0.05%
Republic of Serbia 144A 4.875% 2/25/20 #	500,000	516,540

		516,540

Slovenia – 0.05%
Slovenia Government International Bond 144A 4.75% 5/10/18 #	500,000	526,825

		526,825

Sri Lanka – 0.05%
Sri Lanka Government International Bond 144A 5.125% 4/11/19 #	500,000	501,358

		501,358

Total Sovereign Bonds (cost $4,622,243)		4,671,367

Schedule of investments

Delaware Limited-Term Diversified Income Fund

	Principal amount°	Value (U.S. $)

U.S. Treasury Obligation – 0.01%

U.S. Treasury Notes
1.625% 5/15/26	130,000	$131,595

Total U.S. Treasury Obligation (cost $131,828)		131,595

	Number of Shares

Preferred Stock – 0.48%

Bank of America 8.125% ●	1,000,000	1,003,750
General Electric 5.00% ●	1,111,000	1,180,160
Morgan Stanley 5.55% ●	1,180,000	1,170,383
PNC Preferred Funding Trust II 1.875% #●	1,200,000	1,059,000
USB Realty 1.775% #@●	400,000	320,500

Total Preferred Stock (cost $4,877,272)		4,733,793

	Principal amount°

Short-Term Investments – 4.26%

Discount Notes – 2.95%≠
Federal Home Loan Bank
0.272% 8/5/16	8,093,753	8,091,867
0.32% 7/13/16	8,284,633	8,284,194
0.325% 8/3/16	1,165,770	1,165,513
0.335% 7/12/16	2,104,587	2,104,484
0.335% 7/21/16	2,923,037	2,922,777
0.34% 7/22/16	228,744	228,722
0.35% 7/25/16	1,424,753	1,424,601
0.38% 7/18/16	337,448	337,422
0.39% 9/21/16	890,889	890,341
0.39% 9/23/16	1,086,715	1,086,030
0.53% 8/15/16	2,704,580	2,703,768

		29,239,719

Repurchase Agreements – 1.31%
Bank of America Merrill Lynch 0.29%, dated 6/30/16, to be repurchased on 7/1/16, repurchase price $4,587,266 (collateralized by U.S. government obligations 4.25% 11/15/40; market value $4,678,976)	4,587,230	4,587,230
Bank of Montreal 0.30%, dated 6/30/16, to be repurchased on 7/1/16, repurchase price $7,645,446 (collateralized by U.S. government obligations 0.00%–8.75% 11/3/16–8/25/45; market value $7,798,290)	7,645,382	7,645,382

	Principal amount°	Value (U.S. $)

Short-Term Investments (continued)

Repurchase Agreements (continued)
BNP Paribas 0.40%, dated 6/30/16, to be repurchased on 7/1/16, repurchase price $761,397 (collateralized by U.S. government obligations 0.00%–1.50% 8/31/18–5/15/44; market value $776,616)	761,388	$761,388

		12,994,000

Total Short-Term Investments (cost $42,230,764)		42,233,719

Total Value of Securities – 102.26% (cost $1,002,226,765)		$1,014,721,312

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2016, the aggregate value of Rule 144A securities was $189,123,780, which represents 19.06% of the Fund’s net assets. See Note 9 in “Notes to financial statements.”

@	Illiquid security. At June 30, 2016, the aggregate value of illiquid securities was $7,630,927, which represents 0.77% of the Fund’s net assets. See Note 9 in “Notes to financial statements.”

¿	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

T	100% of the income received was in the form of cash.

≠	The rate shown is the effective yield at the time of purchase.

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

●	Variable rate security. The rate shown is the rate as of June 30, 2016. Interest rates reset periodically.

Δ	Securities have been classified by country of origin.

S	Interest only security. An interest only security is the interest only portion of a fixed income security, which is separated and sold individually from the principal portion of the security.

Ω	Principal only security. A principal only security is the principal only portion of a fixed income security which is separated and sold individually from the interest portion of the security.

«	Senior secured loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more U.S. banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior secured loans may be subject to restrictions on resale. Stated rate in effect at June 30, 2016.

f	Step coupon bond. Coupon increases or decreases periodically based on a predetermined schedule. Stated rate in effect at June 30, 2016.

Schedule of investments

Delaware Limited-Term Diversified Income Fund

The following futures contracts were outstanding at June 30, 2016:1

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(152)	U.S. Treasury 10 yr Notes	$(19,702,569)	$(20,213,625)	9/22/16	$(511,056)
(283)	U.S. Treasury 2 yr Notes	(61,631,291)	(62,069,859)	10/3/16	(438,568)

		$(81,333,860)			$(949,624)

The use of futures contracts involves elements of market risk and risks in excess of the amounts disclosed in these financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 6 in “Notes to financial statements.”

Summary of abbreviations:

ARM – Adjustable Rate Mortgage

CLO – Collateralized Loan Obligation

DB-UBS – Deutsche Bank United Bank of Switzerland

GE – General Electric

GNMA – Government National Mortgage Association

GSMPS – Goldman Sachs Reperforming Mortgage Securities

NCUA – National Credit Union Administration

PIK – Pay-in-kind

REIT – Real Estate Investment Trust

REMIC – Real Estate Mortgage Investment Conduit

S.F. – Single Family

TBA – To be announced

yr – Year

See accompanying notes, which are an integral part of the financial statements.

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Statement of assets and liabilities

Delaware Limited-Term Diversified Income Fund	June 30, 2016 (Unaudited)

Assets:
Investments, at value[1]	$972,487,593
Short-term investments, at value[2]	42,233,719
Cash	2,647,853
Cash collateral due from broker on futures contracts	404,000
Receivables for securities sold	77,978,988
Dividends and interest receivable	4,385,448
Receivables for fund shares sold	3,366,087

Total assets	1,103,503,688

Liabilities:
Payable for securities purchased	107,277,108
Payable for fund shares redeemed	2,611,755
Income distribution payable	369,769
Variation margin payable on futures contracts	27,924
Investment management fees payable	397,423
Other accrued expenses	352,187
Distribution fees payable to affiliates	165,828
Audit and tax fees payable	24,696
Dividend disbursing and transfer agent fees and expenses payable to affiliates	16,720
Accounting and administration expenses payable to affiliates	3,854
Trustees’ fees and expenses payable	3,050
Legal fees payable to affiliates	1,828
Reports and statements to shareholders payable to affiliates	410

Total liabilities	111,252,552

Total Net Assets	$992,251,136

Net Assets Consist of:
Paid-in capital	$1,015,391,543
Distributions in excess of net investment income	(2,778,178)
Accumulated net realized loss on investments	(31,907,152)
Net unrealized appreciation of investments	12,494,547
Net unrealized depreciation of future contracts	(949,624)

Total Net Assets	$992,251,136

Net Asset Value
Class A:
Net assets	$435,814,989
Shares of beneficial interest outstanding, unlimited authorization, no par	50,846,408
Net asset value per share	$8.57
Sales charge	2.75%
Offering price per share, equal to net asset value per share / (1 – sales charge)	$8.81

Class C:
Net assets	$133,471,631
Shares of beneficial interest outstanding, unlimited authorization, no par	15,581,867
Net asset value per share	$8.57

Class R:
Net assets	$6,250,568
Shares of beneficial interest outstanding, unlimited authorization, no par	729,048
Net asset value per share	$8.57

Institutional Class:
Net assets	$416,713,948
Shares of beneficial interest outstanding, unlimited authorization, no par	48,626,222
Net asset value per share	$8.57

[1]Investments, at cost	$959,996,001
[2]Short-term investments, at cost	42,230,764

See accompanying notes, which are an integral part of the financial statements.

Statement of operations

Delaware Limited-Term Diversified Income Fund	Six months ended June 30, 2016 (Unaudited)

Investment Income:
Interest	$10,726,369
Expenses:
Management fees	2,478,877
Distribution expenses – Class A	537,784
Distribution expenses – Class C	687,355
Distribution expenses – Class R	15,286
Dividend disbursing and transfer agent fees and expenses	565,317
Accounting and administration expenses	166,416
Registration fees	71,144
Legal fees	52,928
Reports and statements to shareholders	47,099
Custodian fees	27,835
Trustee’s fees and expenses	27,004
Audit and tax	25,159
Other	34,414

4,736,618
Less waived distribution expenses – Class A	(215,114)
Less expense paid indirectly	(395)

Total operating expenses	4,521,109

Net Investment Income	6,205,260

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	3,849,235
Futures contracts	2,754,431
Swap contracts	(291,243)

Net realized gain	6,312,423

Net change in unrealized appreciation (depreciation) of:
Investments	14,201,093
Futures contracts	(866,004)
Swap contracts	33,120

Net change in unrealized appreciation (depreciation)	13,368,209

Net Realized and Unrealized Gain	19,680,632

Net Increase in Net Assets Resulting from Operations	$25,885,892

See accompanying notes, which are an integral part of the financial statements.

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Statements of changes in net assets

Delaware Limited-Term Diversified Income Fund

	Six months ended 6/30/16 (Unaudited)	Year ended 12/31/15
Increase (Decrease) in Net Assets from Operations:
Net investment income	$6,205,260	$14,157,717
Net realized gain (loss)	6,312,423	(193,633)
Net change in unrealized appreciation (depreciation)	13,368,209	(7,529,011)

Net increase in net assets resulting from operations	25,885,892	6,435,073

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(3,659,311)	(6,931,891)
Class C	(582,228)	(1,084,268)
Class R	(41,266)	(86,795)
Institutional Class	(4,105,955)	(8,784,079)

Return of capital:
Class A	—	(704,076)
Class C	—	(227,301)
Class R	—	(10,090)
Institutional Class	—	(744,408)

	(8,388,760)	(18,572,908)

Capital Share Transactions:
Proceeds from shares sold:
Class A	44,845,210	84,609,259
Class C	5,800,572	10,048,027
Class R	1,039,552	2,238,721
Institutional Class	81,438,954	225,483,344

	Six months ended 6/30/16 (Unaudited)	Year ended 12/31/15
Capital Share Transactions (continued):
Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	$3,572,397	$7,395,560
Class C	537,594	1,197,202
Class R	41,261	96,472
Institutional Class	2,923,480	6,894,310

	140,199,020	337,962,895

Cost of shares redeemed:
Class A	(59,354,541)	(120,394,983)
Class C	(16,970,096)	(44,868,826)
Class R	(1,233,367)	(3,988,140)
Institutional Class	(139,663,077)	(298,885,305)

	(217,221,081)	(468,137,254)

Decrease in net assets derived from capital share transactions	(77,022,061)	(130,174,359)

Net Decrease in Net Assets	(59,524,929)	(142,312,194)

Net Assets:
Beginning of period	1,051,776,065	1,194,088,259

End of period	$992,251,136	$1,051,776,065

Distributions in excess of net investment income	$(2,778,178)	$(594,678)

See accompanying notes, which are an integral part of the financial statements.

Financial highlights

Delaware Limited-Term Diversified Income Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)

Total from investment operations

Less dividends and distributions from:
Net investment income
Return of capital
Net realized gain

Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the distributor. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 6/30/16[1]	Year ended

(Unaudited)	12/31/15	12/31/14	12/31/13	12/31/12	12/31/11

$8.430	$8.520	$8.550	$8.850	$8.820	$8.920

0.054	0.110	0.097	0.079	0.096	0.145
0.158	(0.057)	0.013	(0.239)	0.123	0.100

0.212	0.053	0.110	(0.160)	0.219	0.245

(0.072)	(0.129)	(0.136)	—	(0.174)	(0.220)
—	(0.014)	(0.004)	(0.140)	(0.004)	—
—	—	—	—	(0.011)	(0.125)

(0.072)	(0.143)	(0.140)	(0.140)	(0.189)	(0.345)

$8.570	$8.430	$8.520	$8.550	$8.850	$8.820

2.52%	0.62%	1.28%	(1.81% )	2.49%	2.78%

$435,815	$439,310	$472,654	$780,359	$1,337,983	$1,210,257
0.84%	0.83%	0.83%	0.82%	0.81%	0.82%
0.94%	0.93%	0.93%	0.96%	0.96%	0.97%
1.27%	1.29%	1.13%	0.91%	1.07%	1.62%
1.17%	1.19%	1.03%	0.77%	0.92%	1.47%
75%	94%	80%	236%	262%	333%

Financial highlights

Delaware Limited-Term Diversified Income Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Return of capital
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of net investment income to average net assets
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 6/30/16[1]	Year ended

(Unaudited)	12/31/15	12/31/14	12/31/13	12/31/12	12/31/11

$8.420	$8.520	$8.540	$8.850	$8.820	$8.910

0.018	0.038	0.024	0.005	0.020	0.069
0.168	(0.067)	0.023	(0.248)	0.123	0.110

0.186	(0.029)	0.047	(0.243)	0.143	0.179

(0.036)	(0.057)	(0.063)	—	(0.098)	(0.144)
—	(0.014)	(0.004)	(0.067)	(0.004)	—
—	—	—	—	(0.011)	(0.125)

(0.036)	(0.071)	(0.067)	(0.067)	(0.113)	(0.269)

$8.570	$8.420	$8.520	$8.540	$8.850	$8.820

2.21%	(0.35% )	0.55%	(2.75% )	1.62%	2.03%

$133,472	$141,739	$176,904	$260,073	$452,197	$500,237
1.69%	1.68%	1.68%	1.67%	1.66%	1.67%
0.42%	0.44%	0.28%	0.06%	0.22%	0.77%
75%	94%	80%	236%	262%	333%

Financial highlights

Delaware Limited-Term Diversified Income Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Return of capital
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during some of the periods shown reflects a waiver by the distributor. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 6/30/16[1]	Year ended

(Unaudited)	12/31/15	12/31/14	12/31/13	12/31/12	12/31/11

$8.430	$8.520	$8.550	$8.850	$8.820	$8.920

0.039	0.080	0.067	0.048	0.065	0.114
0.158	(0.057)	0.012	(0.238)	0.123	0.100

0.197	0.023	0.079	(0.190)	0.188	0.214

(0.057)	(0.099)	(0.105)	—	(0.143)	(0.189)
—	(0.014)	(0.004)	(0.110)	(0.004)	—
—	—	—	—	(0.011)	(0.125)

(0.057)	(0.113)	(0.109)	(0.110)	(0.158)	(0.314)

$8.570	$8.430	$8.520	$8.550	$8.850	$8.820

2.34%	0.27%	0.93%	(2.16% )	2.13%	2.42%

$6,250	$6,298	$8,022	$10,672	$17,243	$16,796
1.19%	1.18%	1.18%	1.17%	1.16%	1.17%
1.19%	1.18%	1.18%	1.25%	1.26%	1.27%
0.92%	0.94%	0.78%	0.56%	0.72%	1.27%
0.92%	0.94%	0.78%	0.48%	0.62%	1.17%
75%	94%	80%	236%	262%	333%

Financial highlights

Delaware Limited-Term Diversified Income Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Return of capital
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of net investment income to average net assets
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 6/30/16[1]	Year ended

(Unaudited)	12/31/15	12/31/14	12/31/13	12/31/12	12/31/11

$8.430	$8.520	$8.550	$8.850	$8.820	$8.920

0.060	0.123	0.110	0.092	0.109	0.159
0.158	(0.057)	0.012	(0.239)	0.123	0.100

0.218	0.066	0.122	(0.147)	0.232	0.259

(0.078)	(0.142)	(0.148)	—	(0.187)	(0.234)
—	(0.014)	(0.004)	(0.153)	(0.004)	—
—	—	—	—	(0.011)	(0.125)

(0.078)	(0.156)	(0.152)	(0.153)	(0.202)	(0.359)

$8.570	$8.430	$8.520	$8.550	$8.850	$8.820

2.60%	0.77%	1.43%	(1.66% )	2.64%	2.94%

$416,714	$464,429	$536,508	$437,690	$742,773	$570,968
0.69%	0.68%	0.68%	0.67%	0.66%	0.67%
1.42%	1.44%	1.28%	1.06%	1.22%	1.77%
75%	94%	80%	236%	262%	333%

Notes to financial statements

Delaware Limited-Term Diversified Income Fund	June 30, 2016 (Unaudited)

Delaware Group® Limited-Term Government Funds (Trust) is organized as a Delaware statutory trust and offers one series: Delaware Limited-Term Diversified Income Fund (Fund). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940 (1940 Act), as amended, and offers Class A, Class C, Class R, and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of 2.75%. Class A share purchases of $1,000,000 or more will incur a limited contingent deferred sales charge (CDSC) of 0.75% if redeemed during the first year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class C shares are sold with a CDSC of 1.00%, if redeemed during the first 12 months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

The investment objective of the Fund is to seek maximum total return, consistent with reasonable risk.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. Debt securities and credit default swap (CDS) contracts are valued based upon valuations provided by an independent pricing service or broker/counterparty and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. For asset-backed securities, collateralized mortgage obligations, commercial mortgage securities, and U.S. government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed; attributes of the collateral; yield or price of bonds of comparable quality, coupon, maturity, and type as well as broker/dealer-supplied prices. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades, and values of the underlying reference instruments. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and ask prices, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. Whenever such a significant event occurs, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal and Foreign Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken for all open federal income tax years (Dec. 31, 2012–Dec. 31, 2015), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. In regard to foreign taxes only, the Fund has open tax years in certain foreign countries in which it invests that may date back to the inception of the Fund.

Class Accounting – Investment income and common expenses are allocated to the various classes of the Fund on the basis of “settled shares” of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Fund may purchase certain U.S. government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund’s custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on June 30, 2016 and matured on the next business day.

To Be Announced Trades – The Fund may contract to purchase or sell securities for a fixed price at a transaction date beyond the customary settlement period (examples: when issued, delayed delivery, forward commitment, or TBA transactions) consistent with the Fund’s ability to manage its investment portfolio and meet redemption requests. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by the Fund on such purchases until the securities are delivered or the transaction is completed; however, the market value may change prior to delivery.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the

Notes to financial statements

Delaware Limited-Term Diversified Income Fund

1. Significant Accounting Policies (continued)

exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally bifurcates that portion of realized gains and losses on investments in debt securities which is due to changes in foreign exchange rates from that which is due to changes in market prices of debt securities. That portion of gains (losses) attributable to changes in foreign exchange rates is included on the “Statement of operations” under “Net realized gain (loss) on foreign currencies.” The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The Fund is an investment company, whose financial statements are prepared in conformity with U.S. GAAP. Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income. The Fund declares dividends daily from net investment income and pays the dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually. The Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. There were no such earnings credits for the six months ended June 30, 2016.

The Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than one dollar, the expense paid under this arrangement is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expense offset shown under “Less expense paid indirectly.” For the six months ended June 30, 2016, the Fund earned $395 under this agreement.

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.50% on the first $500 million of average daily net assets of the Fund, 0.475% on the next $500 million, 0.45% on the next $1.5 billion, and 0.425% on average daily net assets in excess of $2.5 billion.

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Fund. For these services, DIFSC’s fees are calculated based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DIFSC under the service agreement described above are allocated among all funds in the Delaware Investments Family of Funds on a relative net asset value basis. For the six months ended June 30, 2016, the Fund was charged $24,236 for these services. This amount is included on the “Statement of operations” under “Accounting and administration expenses.”

DIFSC is also the transfer agent and dividend disbursing agent of the Fund. For these services, DIFSC’s fees are calculated based on the aggregate daily net assets of the retail funds within the Delaware Investments Family of Funds at the following annual rate: 0.025% of the first $20 billion; 0.020% of the next $5 billion; 0.015% of the next $5 billion; and 0.013% on average daily net assets in excess of $30 billion. The fees payable to DIFSC under the service agreement described above are allocated among all retail funds in the Delaware Investments Family of Funds on a relative net asset value basis. This amount is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the six months ended June 30, 2016, the Fund was charged $106,328 for these services. Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Fund. Sub-transfer agency fees are paid by the Fund and are also included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.”

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service fee of 0.25%, 1.00%, and 0.50% of the average daily net assets of the Class A, Class C, and Class R shares, respectively. DDLP has contractually agreed to waive Class A shares’ 12b-1 fees to 0.15% of average daily net assets from Jan. 1, 2016 through June 30, 2016.* Institutional Class shares pay no distribution and service fees.

As provided in the investment management agreement, the Fund bears a portion of the cost of resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal, tax, and regulatory reporting services to the Fund. For the six months ended June 30, 2016, the Fund was charged $11,301 for internal legal, tax, and regulatory reporting services provided by DMC and/or its affiliates’ employees. This amount is included on the “Statement of operations” under “Legal fees.”

For the six months ended June 30, 2016, DDLP earned $3,408 for commissions on sales of the Fund’s Class A shares. For the six months ended June 30, 2016, DDLP received gross CDSC commissions of $22 and $1,909 on redemption of the Fund’s Class A and Class C shares, respectively, and these

Notes to financial statements

Delaware Limited-Term Diversified Income Fund

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)

commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/dealers on sales of those shares.

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

Cross trades for the six months ended June 30, 2016, were executed by the Fund pursuant to procedures adopted by the Board designed to ensure compliance with Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds of investment companies, or between a fund of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment adviser (or affiliated investment advisers), common directors/trustees and/or common officers. At its regularly scheduled meetings, the Board reviews such transactions for compliance with the procedures adopted by the Board. Pursuant to these procedures, for the six months ended June 30, 2016, the Fund engaged in securities sales of $21,474,105, which resulted in net realized gains of $7,025.

* The aggregate contractual waiver period covering this report is April 29, 2015 through May 1, 2017.

3. Investments

For the six months ended June 30, 2016, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases other than U.S. government securities	$605,610,611
Purchases of U.S. government securities	156,557,572
Sales other than U.S. government securities	669,758,809
Sales of U.S. government securities	191,940,743

At June 30, 2016, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2016, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$1,002,226,765

Aggregate unrealized appreciation of investments	$17,749,060
Aggregate unrealized depreciation of investments	(5,254,513)

Net unrealized appreciation of investments	$12,494,547

On Dec. 22, 2010, the Regulated Investment Company Modernization Act of 2010 (Act) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes were generally effective for taxable years beginning after the date of enactment. Under the Act, the Fund is permitted to carry forward losses incurred in taxable years beginning after the date of the enactment for an unlimited period. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation.

Losses incurred that will be carried forward under the Act are as follows:

Loss carryforward character
Short-term	Long-term
$(23,145,896)	$(10,775,562)

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

Notes to financial statements

Delaware Limited-Term Diversified Income Fund

3. Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2016:

Securities	Level 1	Level 2	Level 3	Total
Agency, Asset- & Mortgage-Backed Securities[1]	$—	$541,519,498	$651,625	$542,171,123
Corporate Debt	—	399,662,194	—	399,662,194
Foreign Debt	—	4,965,486	—	4,965,486
Senior Secured Loans[1]	—	8,895,209	688,011	9,583,220
Municipal Bonds	—	11,240,182	—	11,240,182
Preferred Stock	—	4,733,793	—	4,733,793
Short-Term Investments	—	42,233,719	—	42,233,719
U.S. Treasury Obligations	—	131,595	—	131,595

Total Value of Securities	$—	$1,013,381,676	$1,339,636	$1,014,721,312

Futures Contracts	$(949,624)	$—	$—	$(949,624)

1Security type is valued across multiple levels. Level 2 investments represent investments with observable inputs, or matrix-price investments, and Level 3 investments represent investments without observable inputs. The amounts attributed to Level 2 investments and Level 3 investments represent the following percentages of the total market value of this security type:

	Level 2	Level 3	Total

Agency, Asset- & Mortgage-Backed Securities	99.88%	0.12%	100.00%
Senior Secured Loans	92.82%	7.18%	100.00%

During the six months ended June 30, 2016, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. Management has determined not to provide additional disclosure on Level 3 inputs since the Level 3 investments are not considered significant to the Fund’s net assets at the end of the year.

4. Capital Shares

Transactions in capital shares were as follows:

	Six months
	ended	Year ended
	6/30/16	12/31/15
Shares sold:
Class A	5,278,048	9,932,817
Class C	683,121	1,184,276
Class R	122,356	262,780
Institutional Class	9,578,035	26,442,443

Shares issued upon reinvestment of dividends and distributions:
Class A	419,878	867,778
Class C	63,222	140,521
Class R	4,849	11,311
Institutional Class	343,705	808,812

	16,493,214	39,650,738

Shares redeemed:
Class A	(6,987,884)	(14,133,571)
Class C	(1,995,985)	(5,266,290)
Class R	(145,300)	(468,087)
Institutional Class	(16,418,470)	(35,099,017)

	(25,547,639)	(54,966,965)

Net decrease	(9,054,425)	(15,316,227)

Certain shareholders may exchange shares of one class of shares for another class in the same Fund.

For the six months ended June 30, 2016 exchange transactions were as follows:

Exchange Redemptions			Exchange Subscriptions
Class A Shares	Class C Shares	Institutional Class Shares	Class A Shares	Institutional Class Shares	Value
87,713	757	—	—	88,557	$757,205

For the year ended Dec. 31, 2015 exchange transactions were as follows:

Exchange Redemptions			Exchange Subscriptions
Class A Shares	Class C Shares	Institutional Class Shares	Class A Shares	Institutional Class Shares	Value
3,174	5,640	1,999	2,002	8,821	$91,609

These exchange transactions are included as subscriptions and redemptions in the table above and on the “Statements of changes in net assets.”

Notes to financial statements

Delaware Limited-Term Diversified Income Fund

5. Line of Credit

The Fund, along with certain other funds in the Delaware Investments® Family of Funds (Participants), is a participant in a $155,000,000 revolving line of credit to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.10%, which is allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants are permitted to borrow up to a maximum of one third of their net assets under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expires on Nov. 7, 2016.

The Fund had no amounts outstanding as of June 30, 2016 or at any time during the period then ended.

6. Derivatives

U.S. GAAP requires disclosures that enable investors to understand: (1) how and why an entity uses derivatives, (2) how they are accounted for, and (3) how they affect an entity’s results of operations and financial position.

Futures Contracts – A futures contract is an agreement in which the writer (or seller) of the contract agrees to deliver to the buyer an amount of cash or securities equal to a specific dollar amount times the difference between the value of a specific security or index at the close of the last trading day of the contract and the price at which the agreement is made. The Fund may use futures in the normal course of pursuing its investment objective. The Fund may invest in futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in interest rates or market conditions. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. At June 30, 2016, the Fund posted $404,000 cash collateral for open futures contracts, which is presented as “Cash collateral due from broker on futures contracts” on the “Statement of assets and liabilities.”

During the six months ended June 30, 2016, the Fund used futures contracts to hedge its existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions.

Swap Contracts – The Fund may enter into CDS contracts in the normal course of pursuing its investment objective. The Fund may enter into CDS contracts in order to hedge against credit events, to enhance total return, or to gain exposure to certain securities or markets. The Fund will not be permitted to enter into any swap transactions unless, at the time of entering into such transactions, the unsecured long-term debt of the actual counterparty, combined with any credit enhancements, is rated at least BBB- by Standard & Poor’s Financial Services LLC (S&P) or Baa3 by Moody’s Investors Service, Inc. (Moody’s) or is determined to be of equivalent credit quality by DMC.

Credit Default Swaps. A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the reference security (or basket of securities) to the counterparty. Credit events generally include, among others, bankruptcy, failure to pay, and obligation default.

During the six months ended June 30, 2016, the Fund entered into CDS contracts as a purchaser of protection. Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement. For the six months ended June 30, 2016, the Fund did not enter into any CDS contracts as a seller of protection. Initial margin and variation margin are posted to central counterparties for CDS basket trades, as determined by the applicable central counterparty. At June 30, 2016, the Fund had no open centrally cleared credit default swaps.

CDS contracts may involve greater risks than if the Fund had invested in the reference obligation directly. CDS contracts are subject to general market risk, liquidity risk, counterparty risk, and credit risk. The Fund’s maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by (1) for bilateral swap contracts, having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty or (2) for cleared swaps, trading these instruments through a central counterparty.

During the six months ended June 30, 2016, the Fund used CDS contracts to hedge against credit events.

Swaps Generally. The value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the contract on a given day. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument, or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts that would be shown on the “Schedule of investments.”

Notes to financial statements

Delaware Limited-Term Diversified Income Fund

6. Derivatives (continued)

Fair value of derivative instruments as of June 30, 2016 was as follows:

	Liability Derivatives Fair Value
Statement of Assets and Liabilities Location	Interest Contracts	Total
Variation margin payable on futures contracts*	$27,924	$27,924

*Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts are opened through June 30, 2016. Only current day variation margin is reported on the “Statement of assets and liabilities.”

The effect of derivative instruments on the “Statement of operations” for the six months ended June 30, 2016 was as follows:

	Net Realized Gain (Loss) on:
	Futures Contracts	Swap Contracts	Total
Interest rate contracts	$2,754,431	$—	$2,754,431
Credit contracts	—	(291,243)	(291,243)

Total	$2,754,431	$(291,243)	$2,463,188

	Net Change in Unrealized Appreciation (Depreciation) of:
	Futures Contracts	Swap Contracts	Total
Interest rate contracts	$(866,004)	$—	$(866,004)
Credit contracts	—	33,120	33,120

Total	$(866,004)	$33,120	$(832,884)

Derivatives Generally. The table below summarizes the average balance of derivative holdings by the Fund during the six months ended June 30, 2016.

	Long Derivatives Volume		Short Derivatives Volume
Futures contracts (average notional value)	USD	11,028,024	USD	59,257,490
CDS contracts (average notional value)*		52,248,000		—

*Long represents buying protection and short represents selling protection.

7. Offsetting

In December 2011, the Financial Accounting Standards Board (FASB) issued guidance that expanded disclosure requirements on the offsetting of certain assets and liabilities. The disclosures are required for investments and derivative financial instruments subject to master netting or similar agreements which are eligible for offset on the “Statement of assets and liabilities” and require an entity to disclose both gross and net information about such investments and transactions in the financial statements. In January 2013, the FASB issued guidance that clarified which investments and transactions are subject to the offsetting disclosure requirements. The scope of the disclosure requirements for offsetting is limited to derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with certain of its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (OTC) derivatives and foreign exchange contracts and typically contains, among other things, collateral posting items and provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements on the “Statement of assets and liabilities.”

Master Repurchase Agreements

Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received	Cash Collateral Received	Net Collateral Received	Net Exposure(a)
Bank of America Merrill Lynch	$ 4,587,230	$ (4,587,230)	$—	$ (4,587,230)	$—
Bank of Montreal	7,645,382	(7,645,382)	—	(7,645,382)	—
BNP Paribas	761,388	(761,388)	—	(761,388)	—
Total	$12,994,000	$(12,994,000)	$—	$(12,994,000)	$—

(a)Net exposure represents the receivable (payable) that would be due from (to) the counterparty in the event of default.

8. Securities Lending

The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities that are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY

Notes to financial statements

Delaware Limited-Term Diversified Income Fund

8. Securities Lending (continued)

Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day may be more or less than the value of the security on loan.

Prior to Dec. 29, 2015, cash collateral received was generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust), a pooled account established by BNY Mellon for the use of funds managed by DMC that participate in BNY Mellon’s securities lending program. The Collective Trust sought to maintain a net asset value per unit of $1.00.

On Dec. 29, 2015, the assets in the Collective Trust were transferred to a series of individual separate accounts, each corresponding to a Fund. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by U.S. Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; and asset-backed securities.

In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent, and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

The Fund may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those circumstances, the value of a Fund’s cash collateral account may be less than the amount the Fund would be required to return to the borrowers of the securities and the Fund would be required to make up for this shortfall.

During the six months ended June 30, 2016, the Fund had no securities out on loan.

9. Credit and Market Risk

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital, or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid, and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund invests a portion of its assets in high-yield fixed income securities, which are securities rated lower than BBB- by S&P and Baa3 by Moody’s, or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on the Fund’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Fund invests in certain obligations that may have liquidity protection designed to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies, or letters of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction, or through a combination of such approaches. The Fund will not pay any additional fees for such credit support, although the existence of credit support may increase the price of the security.

The Fund invests in bank loans and other securities that may subject it to direct indebtedness risk, the risk that the Fund will not receive payment of principal, interest, and other amounts due in connection with these investments and will depend primarily on the financial condition of the borrower. Loans that are fully secured offer the Fund more protection than unsecured loans in the event of nonpayment of scheduled interest or principal, although there is no assurance that the liquidation of collateral from a

Notes to financial statements

Delaware Limited-Term Diversified Income Fund

9. Credit and Market Risk (continued)

secured loan would satisfy the corporate borrower’s obligation, or that the collateral can be liquidated. Some loans or claims may be in default at the time of purchase. Certain of the loans and the other direct indebtedness acquired by the Fund may involve revolving credit facilities or other standby financing commitments that obligate the Fund to pay additional cash on a certain date or on demand. These commitments may require the Fund to increase its investment in a company at a time when the Fund might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). To the extent that the Fund is committed to advance additional funds, it will at all times hold and maintain cash or other high-grade debt obligations in an amount sufficient to meet such commitments. As the Fund may be required to rely upon another lending institution to collect and pass on to the Fund amounts payable with respect to the loan and to enforce the Fund’s rights under the loan and other direct indebtedness, an insolvency, bankruptcy, or reorganization of the lending institution may delay or prevent the Fund from receiving such amounts. The highly leveraged nature of many loans may make them especially vulnerable to adverse changes in economic or market conditions. Investments in such loans and other direct indebtedness may involve additional risk to the Fund.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified on the “Schedule of investments.” When monitoring compliance with the Fund’s illiquid limit, certain holdings that are common to multiple clients of the investment manager may be aggregated and considered illiquid in the aggregate solely for monitoring purposes. For purposes of determining illiquidity for financial reporting purposes, only the holdings of this Fund will be considered.

10. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

11. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to June 30, 2016 that would require recognition or disclosure in the Fund’s financial statements.

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About the organization

Board of trustees
Shawn K. Lytle	Ann D. Borowiec	John A. Fry	Frances A.
President and Chief Executive Officer Delaware Investments® Family of Funds Philadelphia, PA Thomas L. Bennett Chairman of the Board Delaware Investments Family of Funds Private Investor Rosemont, PA	Former Chief Executive Officer Private Wealth Management J.P. Morgan Chase & Co. New York, NY Joseph W. Chow Former Executive Vice President State Street Corporation Boston, MA	President Drexel University Philadelphia, PA Lucinda S. Landreth Former Chief Investment Officer Assurant, Inc. New York, NY

Sevilla-Sacasa

Chief Executive Officer

Banco Itaú

International

Miami, FL

Thomas K. Whitford

Former Vice Chairman

PNC Financial Services Group Pittsburgh, PA

Janet L. Yeomans

Former Vice President and Treasurer

3M Company

St. Paul, MN

Affiliated officers

David F. Connor	Daniel V. Geatens	Richard Salus
Senior Vice President,	Vice President and	Senior Vice President and
General Counsel,	Treasurer	Chief Financial Officer
and Secretary	Delaware Investments	Delaware Investments
Delaware Investments	Family of Funds	Family of Funds
Family of Funds	Philadelphia, PA	Philadelphia, PA
Philadelphia, PA

This semiannual report is for the information of Delaware Limited-Term Diversified Income Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Investments Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawareinvestments.com/literature.

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Fund’s most recent Form N-Q are available without charge on the Fund’s website at delawareinvestments.com/literature. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at delawareinvestments.com/proxy; and (ii) on the SEC’s website at sec.gov.

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

(b) Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by the report to stockholders included herein (i.e., the registrant’s second fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) (1) Code of Ethics

Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

DELAWARE GROUP® LIMITED-TERM GOVERNMENT FUNDS

/s/ SHAWN LYTLE
By:	Shawn Lytle
Title:	President and Chief Executive Officer
Date:	September 2, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ SHAWN LYTLE
By:	Shawn Lytle
Title:	President and Chief Executive Officer
Date:	September 2, 2016

/s/ RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	September 2, 2016